Document and Entity Information	Jan. 29, 2026
Cover [Abstract]
Entity Registrant Name	COLUMBUS MCKINNON CORP
Amendment Flag	true
Entity Central Index Key	0001005229
Document Type	8-K/A
Document Period End Date	Jan. 29, 2026
Entity Incorporation State Country Code	NY
Entity File Number	001-34362
Entity Tax Identification Number	16-0547600
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(716)
Local Phone Number	689-5400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 3, 2026, Columbus McKinnon Corporation, a New York corporation (the “Company”), completed its acquisition of Kito Crosby Limited, a company incorporated under the laws of England and Wales (“Kito Crosby”), pursuant to the Stock Purchase Agreement, dated as of February 10, 2025 (the “Stock Purchase Agreement”), by and among the Company, Kito Crosby, the equityholders of Kito Crosby set forth on the signature pages thereto and Ascend Overseas Limited, solely in its capacity as the representative. This Amendment No. 1 on Form 8-K/A is being filed to amend Item 9.01(a) and (b) of the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission (“SEC”) on February 4, 2026 regarding the completion of its acquisition of Kito Crosby, to include the historical financial statements of Kito Crosby required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K.